Prepaid Expenses and Other Receivables (Details) - Schedule of Prepaid Expenses and Other Receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Government authorities	$ 325	$ 281
Prepaid expenses	472	784
Other receivables	19	32
Total prepaid expenses and other receivables	$ 816	$ 1,097